Noncontrolling Interest (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Viva Wealth Fund I L L C [Member]
Noncontrolling Interest [Line Items]
Payments of Distributions to Affiliates	$ 343,889	$ 0
Viva Wealth Fund I L L C [Member]
Noncontrolling Interest [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 3,025,000	$ 735,000
Debt Conversion, Converted Instrument, Shares Issued	605	147